Retirement Plans - Funded Status and Accrued Pension Cost (Detail) (Pension Plans, Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 92,575	$ 80,278
Interest cost	3,655	4,151	4,229
Actuarial loss	5,998	13,402
Benefits paid	(5,844)	(5,256)
Benefit obligation at end of year	96,384	92,575	80,278
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	62,265	66,687
Actual return on plan assets	9,061	(1,692)
Employer contributions	4,129	2,526
Benefits paid	(5,844)	(5,256)
Fair value of plan assets at end of year	69,611	62,265	66,687
Funded status and accrued pension cost	$ (26,773)	$ (30,310)